Credit risk (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Gross Carrying Amounts Of Loans To Customers
	2022
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Loans receivable	-	-	753,043	753,043
Accrued interest	-	-	443,359	443,359
Gross loans receivable	-	-	1,196,402	1,196,402
Credit impairment losses	-	-	(640,290)	(640,290)
Carrying amount	-	-	556,112	556,112
	2021
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Loans receivable	-	-	754,393	754,393
Accrued interest	-	-	398,610	398,610
Gross loans receivable	-	-	1,153,003	1,153,003
Credit impairment losses	-	-	(597,870)	(597,870)
Carrying amount	-	-	555,133	555,133